Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net income	$ 24,048,184	$ 13,888,767	$ 5,612,025
Weighted average number of common stock outstanding-basic and diluted	20,880,706	20,000,000	20,000,000
Diluted effect
Earnings per share – Basic and diluted:	$ 1.152	$ 0.694	$ 0.281